BUSINESS COMBINATIONS - Acquisition of WAE (Details) $ in Thousands		12 Months Ended
		Dec. 31, 2019 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2018 USD ($)	Jul. 31, 2018 USD ($)	May 23, 2016 USD ($) employee
Disclosure of detailed information about business combination [line items]
Total consideration paid net of cash and cash equivalents acquired	[1]	$ 97,300	$ 69,060	$ 4,137
WAE US
Disclosure of detailed information about business combination [line items]
Number of employees | employee						40
WAE UK
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired						100.00%
WAE US
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired						100.00%
WAE
Disclosure of detailed information about business combination [line items]
Total consideration paid net of cash and cash equivalents acquired						$ 19,851
Loss recognised as result of remeasuring to fair value equity interest in acquiree held by acquirer before business combination		1,038
Contingent consideration					$ 1,867
Business combination, transaction costs		$ 515
WAE | WAE UK
Disclosure of detailed information about business combination [line items]
Total consideration paid net of cash and cash equivalents acquired						12,131
WAE | WAE US
Disclosure of detailed information about business combination [line items]
Total consideration paid net of cash and cash equivalents acquired						$ 7,720

[1]	Cash paid for assets acquired and liabilities assumed in the acquisition of subsidiaries (note 25)